Real Estate Index Portfolio

Schedule of Investments (unaudited)
As of March 31, 2019

		Market
		Value
	Shares	($000)
Equity Real Estate Investment Trusts (REITs) (96.5%)1
Diversified REITs (4.7%)
WP Carey Inc.	157,132	12,308
VEREIT Inc.	947,219	7,928
Liberty Property Trust	144,037	6,974
STORE Capital Corp.	186,782	6,257
PS Business Parks Inc.	20,001	3,137
Colony Capital Inc.	454,469	2,418
Empire State Realty Trust Inc.	143,577	2,269
Washington REIT	77,865	2,210
Lexington Realty Trust	207,253	1,878
Alexander & Baldwin Inc.	66,784	1,699
American Assets Trust Inc.	31,988	1,467
Global Net Lease Inc.	74,322	1,405
Essential Properties Realty Trust Inc.	46,736	912
Armada Hoffler Properties Inc.	48,089	750
Gladstone Commercial Corp.	28,273	587
iStar Inc.	66,514	560
One Liberty Properties Inc.	14,204	412
§ Winthrop Realty Trust	32,397	35
		53,206
Health Care REITs (9.5%)
Welltower Inc.	367,064	28,484
Ventas Inc.	348,285	22,224
HCP Inc.	459,197	14,373
Omega Healthcare Investors Inc.	196,501	7,496
Medical Properties Trust Inc.	357,782	6,623
Healthcare Trust of America Inc. Class A	201,755	5,768
Healthcare Realty Trust Inc.	122,044	3,919
Sabra Health Care REIT Inc.	174,228	3,392
Physicians Realty Trust	178,937	3,366
National Health Investors Inc.	41,067	3,226
Senior Housing Properties Trust	232,103	2,734
CareTrust REIT Inc.	82,235	1,929
LTC Properties Inc.	38,973	1,785
Universal Health Realty Income Trust	12,873	975
New Senior Investment Group Inc.	80,535	439
MedEquities Realty Trust Inc.	28,335	315
		107,048
Hotel & Resort REITs (4.8%)
Host Hotels & Resorts Inc.	725,938	13,720
Park Hotels & Resorts Inc.	196,466	6,106
Hospitality Properties Trust	160,582	4,225
Pebblebrook Hotel Trust	128,206	3,982
Ryman Hospitality Properties Inc.	45,441	3,737
Apple Hospitality REIT Inc.	212,060	3,457
Sunstone Hotel Investors Inc.	222,856	3,209
RLJ Lodging Trust	171,354	3,011
MGM Growth Properties LLC Class A	86,419	2,787
Xenia Hotels & Resorts Inc.	110,877	2,429

DiamondRock Hospitality Co.	203,221	2,201
Chesapeake Lodging Trust	59,143	1,645
Summit Hotel Properties Inc.	101,743	1,161
Chatham Lodging Trust	45,042	867
Hersha Hospitality Trust Class A	36,250	621
CorePoint Lodging Inc.	40,244	449
Ashford Hospitality Trust Inc.	94,335	448
Braemar Hotels & Resorts Inc.	28,916	353
		54,408
Industrial REITs (7.2%)
Prologis Inc.	615,501	44,285
Duke Realty Corp.	350,335	10,713
First Industrial Realty Trust Inc.	123,320	4,361
Americold Realty Trust	137,208	4,186
EastGroup Properties Inc.	35,227	3,933
Rexford Industrial Realty Inc.	91,181	3,265
STAG Industrial Inc.	106,375	3,154
Terreno Realty Corp.	57,564	2,420
Hannon Armstrong Sustainable Infrastructure Capital Inc.	52,886	1,356
Industrial Logistics Properties Trust	63,197	1,275
Monmouth Real Estate Investment Corp.	84,769	1,117
^ Innovative Industrial Properties Inc.	9,071	741
		80,806
Office REITs (9.9%)
Boston Properties Inc.	151,104	20,230
Alexandria Real Estate Equities Inc.	105,235	15,002
Vornado Realty Trust	167,689	11,309
SL Green Realty Corp.	83,532	7,511
Kilroy Realty Corp.	98,655	7,494
Douglas Emmett Inc.	157,451	6,364
Hudson Pacific Properties Inc.	152,999	5,266
Highwoods Properties Inc.	100,821	4,716
JBG SMITH Properties	112,051	4,633
Cousins Properties Inc.	410,174	3,962
Equity Commonwealth	117,036	3,826
Paramount Group Inc.	208,203	2,954
Corporate Office Properties Trust	106,393	2,905
Brandywine Realty Trust	174,150	2,762
Columbia Property Trust Inc.	115,871	2,608
Piedmont Office Realty Trust Inc. Class A	124,878	2,604
Mack-Cali Realty Corp.	87,919	1,952
Tier REIT Inc.	52,703	1,511
Office Properties Income Trust	47,077	1,301
Easterly Government Properties Inc.	58,950	1,062
NorthStar Realty Europe Corp.	44,148	767
Franklin Street Properties Corp.	104,158	749
City Office REIT Inc.	36,317	411
		111,899
Residential REITs (14.0%)
Equity Residential	359,825	27,102
AvalonBay Communities Inc.	134,967	27,092
Essex Property Trust Inc.	64,531	18,665
Mid-America Apartment Communities Inc.	111,183	12,156
UDR Inc.	262,028	11,912
Sun Communities Inc.	84,346	9,997
Equity LifeStyle Properties Inc.	83,241	9,514

Camden Property Trust	90,984	9,235
Invitation Homes Inc.	333,123	8,105
Apartment Investment & Management Co.	150,848	7,586
American Campus Communities Inc.	133,448	6,349
American Homes 4 Rent Class A	259,860	5,904
Independence Realty Trust Inc.	85,825	926
NexPoint Residential Trust Inc.	18,096	694
Investors Real Estate Trust	11,547	692
Preferred Apartment Communities Inc. Class A	39,638	587
UMH Properties Inc.	33,130	466
Front Yard Residential Corp.	49,478	459
		157,441
Retail REITs (14.1%)
Simon Property Group Inc.	302,289	55,080
Realty Income Corp.	288,276	21,206
Regency Centers Corp.	149,038	10,059
Federal Realty Investment Trust	72,264	9,962
National Retail Properties Inc.	155,694	8,624
Kimco Realty Corp.	412,574	7,633
Brixmor Property Group Inc.	293,152	5,385
Macerich Co.	103,788	4,499
Weingarten Realty Investors	118,643	3,485
Spirit Realty Capital Inc.	83,823	3,330
Taubman Centers Inc.	59,807	3,163
Retail Properties of America Inc.	210,909	2,571
Agree Realty Corp.	33,510	2,324
Acadia Realty Trust	79,513	2,168
Urban Edge Properties	111,904	2,126
SITE Centers Corp.	153,037	2,084
Brookfield Property REIT Inc. Class A	99,326	2,035
Retail Opportunity Investments Corp.	111,193	1,928
Tanger Factory Outlet Centers Inc.	91,411	1,918
^ Seritage Growth Properties Class A	33,164	1,474
Kite Realty Group Trust	81,404	1,302
Getty Realty Corp.	33,233	1,064
Washington Prime Group Inc.	182,565	1,031
RPT Realty	78,346	941
Alexander's Inc.	2,236	841
Saul Centers Inc.	13,177	677
Urstadt Biddle Properties Inc. Class A	28,850	595
Retail Value Inc.	14,762	460
^ Pennsylvania REIT	68,750	432
Whitestone REIT	34,725	417
Cedar Realty Trust Inc.	89,333	304
Spirit MTA REIT	42,040	273
^ CBL & Associates Properties Inc.	165,201	256
		159,647
Specialized REITs (32.3%)
American Tower Corp.	430,443	84,823
Crown Castle International Corp.	405,435	51,896
Equinix Inc.	78,590	35,614
Public Storage	153,310	33,388
Digital Realty Trust Inc.	201,669	23,999
* SBA Communications Corp. Class A	110,786	22,120
Weyerhaeuser Co.	732,949	19,306
Extra Space Storage Inc.	123,655	12,602

	Iron Mountain Inc.			266,148	9,438
	VICI Properties Inc.			393,742	8,615
	Gaming and Leisure Properties Inc.			198,795	7,668
	Lamar Advertising Co. Class A			83,426	6,612
	CubeSmart			181,562	5,817
	EPR Properties			72,690	5,590
	CyrusOne Inc.			103,363	5,420
	Life Storage Inc.			45,426	4,419
	Rayonier Inc.			126,440	3,985
	CoreSite Realty Corp.			35,895	3,841
	Outfront Media Inc.			136,212	3,187
	PotlatchDeltic Corp.			62,817	2,374
	GEO Group Inc.			119,168	2,288
	CoreCivic Inc.			116,081	2,258
	QTS Realty Trust Inc. Class A			50,079	2,253
	Four Corners Property Trust Inc.			66,199	1,959
	Uniti Group Inc.			166,195	1,860
	National Storage Affiliates Trust			55,011	1,568
	InfraREIT Inc.			42,445	890
	CatchMark Timber Trust Inc. Class A			48,669	478
	CorEnergy Infrastructure Trust Inc.			11,461	421
	Jernigan Capital Inc.			18,878	397
	Farmland Partners Inc.			29,081	186
					365,272
Total Equity Real Estate Investment Trusts (REITs) (Cost $1,063,279)					1,089,727
Real Estate Management & Development (3.4%)1
*	St. Joe Co.			34,692	572
*	Five Point Holdings LLC Class A			57,957	418
*	Tejon Ranch Co.			20,646	363
	RMR Group Inc. Class A			5,911	360
*	Howard Hughes Corp.			39,779	4,376
*	Forestar Group Inc.			10,019	173
	Kennedy-Wilson Holdings Inc.			125,732	2,689
*	FRP Holdings Inc.			6,715	320
*	CBRE Group Inc. Class A			316,858	15,669
	Jones Lang LaSalle Inc.			44,418	6,848
	HFF Inc. Class A			36,691	1,752
^	Realogy Holdings Corp.			115,250	1,314
	Newmark Group Inc. Class A			121,200	1,011
^,*	Redfin Corp.			47,818	969
*	Marcus & Millichap Inc.			18,478	753
	RE/MAX Holdings Inc. Class A			17,055	657
^,* Altisource Portfolio Solutions SA				10,661	252
Total Real Estate Management & Development (Cost $40,062)					38,496
		Coupon
Temporary Cash Investments (0.3%)1
Money Market Fund (0.3%)
2,3 Vanguard Market Liquidity Fund		2.554%		34,454	3,446

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill		2.423%	6/20/19	100	100
Total Temporary Cash Investments (Cost $3,546)					3,546

Total Investments (100.2%) (Cost $1,106,887)	1,131,769
Other Assets and Liabilities-Net (-0.2%)3	(2,081)
Net Assets (100%)	1,129,688
§ Security value determined using significant unobservable inputs.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,798,000.
* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.1% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $1,906,000 of collateral received for securities on loan.
4 Securities with a value of $99,000 have been segregated as initial margin for open futures contracts. REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional Appreciation
	Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
Dow Jones U.S. Real Estate Index	June 2019	65	2,233 86

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an

Real Estate Index Portfolio

exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,128,188	—	35
Temporary Cash Investments	3,446	100	—
Futures Contracts—Liabilities[1]	(4)	—	—
Total	1,131,630	100	35
1 Represents variation margin on the last day of the reporting period.